UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	September 30, 2009
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	10/07/2009
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190


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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE

Amazon.com Inc.			COMMON STOCK 023135106	67,030	  717,973	   X		   679,773	  38,200
American Express Co.		COMMON STOCK 025816109	35,158	1,037,121	   X		   980,321	  56,800
Apple Inc.			COMMON STOCK 037833100	38,758	  209,107	   X		   196,484	  12,623
Automatic Data Processing, Inc.	COMMON STOCK 053015103	50,876	1,294,566	   X		 1,211,066	  83,500
Cerner Corp.	 		COMMON STOCK 156782104	35,290	  471,789	   X		   445,239	  26,550
Coca Cola Company		COMMON STOCK 191216100	64,777	1,206,284	   X		 1,137,784	  68,500
Ecolab Inc.			COMMON STOCK 278865100	48,293	1,044,630	   X		   986,130	  58,500
Fastenal Co.			COMMON STOCK 311900104	69,063	1,784,584	   X		 1,693,484	  91,100
FedEx Corp.			COMMON STOCK 31428x106	37,736	  501,669	   X		   473,374	  28,295
Genzyme Corp.			COMMON STOCK 372917104	50,409	  888,572	   X		   841,172	  47,400
Google Inc.			COMMON STOCK 38259P508	71,795	  144,791	   X		   137,380	   7,411
Henry Schein Inc.		COMMON STOCK 806407102	31,415	  572,123	   X		   538,273	  33,850
Johnson & Johnson		COMMON STOCK 478160104	27,898	  458,168	   X		   430,343	  27,825
Juniper Networks, Inc.		COMMON STOCK 48203R104	31,274	1,157,421	   X		 1,091,597	  65,824
Lowe's Co. Inc.			COMMON STOCK 548661107	44,190	2,110,295	   X		 1,992,195	 118,100
Medtronic Inc.			COMMON STOCK 585055106	31,168	  846,958	   X		   800,258	  46,700
Microsoft Corp.			COMMON STOCK 594918104	57,219	2,224,685	   X		 2,104,090	 120,595
Monsanto Co.			COMMON STOCK 61166w101	38,600	  498,707	   X		   472,457	  26,250
National Oilwell Varco, Inc.	COMMON STOCK 637071101	69,943	1,621,681	   X		 1,535,231	  86,450
Oracle Corp.			COMMON STOCK 68389x105	61,733	2,962,251	   X		 2,805,821	 156,430
Pepsico Inc.			COMMON STOCK 713448108	42,287	  720,878	   X		   679,226	  41,652
Qualcomm Inc.			COMMON STOCK 747525103	47,628	1,058,880	   X		   998,880	  60,000
SAP AG ADR			COMMON STOCK 803054204	60,510	1,238,179	   X		 1,170,629	  67,550
Schlumberger 			COMMON STOCK 806857108	47,021	  788,948	   X		   744,248	  44,700
Staples Inc.			COMMON STOCK 855030102	87,766	3,779,752	   X		 3,587,682	 192,070
Starbucks Corporation		COMMON STOCK 855244109	64,554	3,126,108	   X		 2,954,008	 172,100
State Street Corp.		COMMON STOCK 857477103	68,485	1,301,994	   X		 1,231,149	  70,845
Teva Pharmaceuticals Ind. ADR	COMMON STOCK 881624209	76,929	1,521,535	   X		 1,442,935	  78,600
Visa Inc.			COMMON STOCK 92826c839	80,158	1,159,863	   X		 1,099,571	  60,292
Zimmer Holdings Inc.		COMMON STOCK 98956p102	75,407	1,410,790	   X		 1,340,690	  70,100


Total						     1,613,370


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